Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Current
Federal					$ 2,558	$ 5,030
State			2,003	(91)	480	695
Foreign			6,888	12,946	6,817	15,565
Deferred
Federal			614		(35,883)
State			55		(4,279)
Foreign			30,380	(7,760)	(1,224)	(525)
Income tax provision	$ 7,891	$ 8,062	$ 39,940	$ 5,095	$ (31,531)	$ 20,765